Drilling units, machinery and equipment, net	12 Months Ended
Dec. 31, 2015
Drilling Units, Machinery And Equipment, Net [Abstract]
Drilling units, machinery and equipment, net
6.  Drilling units, machinery and equipment, net:

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2013	$6,578,940	(801,915)	$5,777,025
Additions/ Transfer from drilling units under construction	752,432	-	752,432
Depreciation	-	(321,824)	(321,824)
Balance December 31, 2014	$7,331,372	$(1,123,739)	$6,207,633
Additions/ Transfer from drilling units under construction	909,830	-	909,830
Disposal of assets	(5,477)	-	(5,477)
Impairment loss	(976,730)	561,744	(414,986)
Depreciation	-	(360,108)	(360,108)
Balance December 31, 2015	$7,258,995	(922,103)	6,336,892

As of December 31, 2015, all of the Company's operating drilling units have been pledged as collateral to secure the Company's 6.50% senior secured notes due 2017 and term loan B facilities discussed in Note 8.
For the year ended December 31, 2015, as a result from the impairment review, the Company determined that the carrying amount of its' two drilling units was not recoverable and, therefore, a charge of $414,986 was recognized and included in "Impairment loss", in the accompanying consolidated statement of operations in order to write down those rigs to their fair value.